Income Taxes - Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current
Domestic, Current	¥ 80,760	¥ 21,558	¥ 71,918
Foreign, Current	13,531	6,546	6,164
Subtotal, Current	94,291	28,104	78,082
Deferred
Domestic, Deferred	23,309	109,037	55,257
Foreign, Deferred	3,180	8,024	(1,300)
Subtotal, Deferred	26,489	117,061	53,957
Total, Income Tax Expense (Benefit)	¥ 120,780	¥ 145,165	¥ 132,039